Share-based compensation expense - Schedule of Fair Value Assumptions For Options Granted (Details)	12 Months Ended
	Dec. 31, 2022 shares $ / shares	Dec. 31, 2021 shares $ / shares	Dec. 31, 2020 shares $ / shares
Minimum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average share price (in USD per share)	$ 3.04	$ 19.94	$ 15.95
Strike price (in USD per share)	$ 3.04	$ 19.94	$ 18.75
Expected volatility	70.00%	70.00%	8000.00%
Award life | shares		5.50	5.02
Risk-free interest rate	146.00%	0.51%	0.29%
Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average share price (in USD per share)	$ 19.69	$ 32.22	$ 48.77
Strike price (in USD per share)	$ 19.69	$ 32.22	$ 48.77
Expected volatility	80.00%	85.00%	20600.00%
Award life | shares	6.08	6.08	6.08
Risk-free interest rate	413.00%	1.33%	0.70%